April 1, 2020

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Allstate Life Insurance Company of New York

Post-Effective Amendment No. 2 to Registration Statement on Form S-1

File No. 333-224078

Members of the Commission:

Submitted for filing under the Securities Act of 1933 is the above-referenced Post-Effective Amendment No. 2 to Registration Statement on Form S-1.

Please direct any questions or comments to me at 847-402-2759. Thank you.

Very truly yours,

/s/ Efie Vainikos
Efie Vainikos

Enclosure

cc:	Elizabeth Gioia, Esq.

Prudential Financial